Debt- Short-term debt and current portion of long-term debt (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt
Current portion of long-term debt	$ 4,895,275	$ 5,367,758
1% Paycheck Protection Program Loan, due May 13, 2022
Debt
Current portion of long-term debt		2,000,000
1% Small Business Administration Loan, due May 2, 2022
Debt
Current portion of long-term debt		2,992,758
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025
Debt
Current portion of long-term debt		$ 375,000